Travel accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 357,817	$ 355,387
Hotels and other travel providers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	281,664	253,092
Canceled reservations pending payment to travelers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	14,313	44,504
Airlines
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	51,521	49,654
Agencies
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	5,410	3,622
Errors and frauds provision
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	4,085	4,281
Other suppliers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 824	$ 234